Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Schedule of composition of income tax expenses
	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Current tax expenses
Expenses for the current year	437	438	311
Adjustments for prior years	(28)	54	(24)
Total current tax expenses	409	492	287

Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	-	(54)	-
Reversal of temporary differences according to an assessment agreement	-	21	-
Write-off of a provision for tax due to impairment, see Note 9	-	-	(114)
Creation and reversal of temporary differences	(33)	(112)	(232)
Total deferred tax expenses	(33)	(145)	(346)

Income tax expenses (benefit)	442	347	(59)

Schedule of reconciliation between the theoretical tax on the pre-tax income and the tax expense
	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Profit before income tax	881	1,022	(1,968)
Statutory tax rate	25%	24%	23%

Income tax at the statutory tax rate	220	245	(453)
Effect of changes in tax rate on deferred taxes	67	-	-
Expenses not recognized for tax purposes	47	48	54
Temporary differences for impairment of assets for which no deferred tax assets were created (Note 9)	-	-	160

Current year tax losses and benefits for which deferred taxes were not created	136	54	180
Taxes in respect of previous years	(28)	-	-

Income tax expenses (benefit)	442	347	(59)

Schedule of recognized deferred tax assets and liabilities
	Property,
	plant
	equipment,		Carry-	Brand
	and	Employee	forward	Names and
	intangible	benefits	losses for	Customers
	assets*	plan	DBS	relationship	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS

Balance of deferred tax asset (liability) as at December 31, 2016	(348)	178	1,188	(615)	11	414

Recognized in profit or loss	25	(13)	(22)	127	28	145
Recognized in equity	-	-	-	-	1	1
Balance of deferred tax assets (liability) as at December 31, 2017	(323)	165	1,166	(488)	40	560

Balance of deferred tax asset (liability) as at December 31, 2017	(323)	165	1,166	(488)	40	560

Recognized in profit or loss	(14)	101	-	71	(18)	140
Write-off of deferred tax (see Note 9)	-	-	-	207	-	207
Recognized in equity	-	2	-	-	(6)	(4)

Balance of deferred tax assets (liability) as at December 31, 2018	(337)	268	1,166	(210)	16	903